Santo Mining Corp. - Balance Sheet - Unaudited (USD $)	Oct. 31, 2012	Jul. 31, 2012
CURRENT ASSETS
Cash		$ 50,793
Total Current Assets		50,793
Website, net of amortization of $1,502 and $1,340, respectively		3,540
Deposit		16,826
TOTAL ASSETS		135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses		46,172
Related party payable		79,696
TOTAL LIABILITIES		125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding		0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 64,352,005 and 63,635,340 shares issued and outstanding, respectively		636
Additional paid-in capital		290,123
Deficit accumulated during development stage	484,067	(281,556)
TOTAL STOCKHOLDERS' EQUITY		9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		135,071
Scenario, Actual [Member]
CURRENT ASSETS
Cash	184,715	50,793
Prepaid expense	5,833
Total Current Assets	190,548	50,793
Mineral Claims	116,915	63,912
Website, net of amortization of $1,502 and $1,340, respectively	3,588	3,540
Deposit		16,826
TOTAL ASSETS	311,051	135,071
CURRENT LIABILITIES
Accounts payable and accrued expenses	94,677	46,172
Related party payable	79,696	79,696
TOTAL LIABILITIES	174,373	125,868
STOCKHOLDERS' EQUITY
Preferred stock, 450,000,000 shares authorized, $0.00001 par value; 0 shares issued and outstanding	0	0
Common stock, 450,000,000 shares authorized, $0.00001 par value; 64,352,005 and 63,635,340 shares issued and outstanding, respectively	644	636
Additional paid-in capital	620,101	290,123
Deficit accumulated during development stage	(484,067)	(281,556)
TOTAL STOCKHOLDERS' EQUITY	136,678	9,203
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 311,051	$ 135,071